NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss	€ (53,797)	€ (73,300)	€ (62,659)
Weighted number of shares for the period (in shares)	23,692,457	18,386,587	17,937,535
Basic loss per share (€/share)	€ (2.27)	€ (3.99)	€ (3.49)
Diluted loss per share (€/share)	€ (2.27)	€ (3.99)	€ (3.49)
Number of shares outstanding (in shares)	18,386,587	17,937,535	17,937,535
Share capital increase (in shares)	3,591,634	0	0
Conversion of convertible notes ("OCA") (in shares)	1,705,162	437,128	0
Exercise of warrants (in shares)	0	10,391	0
Free shares acquired (in shares)	9,074	1,533	0
Number of treasury shares held (in shares)	2,500	2,500	2,500